Other investments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other investments
Other investments - non-current	$ 1,066	$ 1,168	$ 1,108
Cash collateral pledged to counterparties	162
Fixed deposits	64	53	42
Other investments - current	239	69	160
Cash collateral presented within cash and cash equivalents		47	11
Equity investments
Other investments
Equity securities at fair value through other comprehensive income	1,056	1,168	1,108
Fixed income securities
Other investments
Non-current fixed income securities at fair value through profit and loss	10
Fixed income securities at fair value through profit and loss	$ 13	$ 16	$ 118